Subsequent Events	4 Months Ended	7 Months Ended
	Jun. 09, 2020	Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 7—Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring after the balance sheet date through the date the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statement and has concluded that, except as disclosed in Note 1, all such events that would require recognition or disclosure have been recognized or disclosed.

Note 8—Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed consolidated financial statements were available to be issued. Based upon this review, the Company determined that, except as disclosed in Notes 1, 4, 5 and 7, there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.